UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.9%
CONSUMER—CYCLICAL 5.7%
AUTO PARTS EQUIPMENT 0.4%
Johnson Controls	29,900	$819,260
HOME BUILDERS 0.1%
D.R. Horton	12,000	247,680
LEISURE TIME 0.2%
Carnival Corp. (Panama)	11,500	419,060
MEDIA 2.0%
News Corp., Class A(a)	17,000	417,010
The Walt Disney Co.	41,200	2,153,936
Time Warner Cable	12,100	1,150,226
		3,721,172
RESTAURANT 1.2%
McDonald’s Corp.(a)	20,400	1,871,700
Tim Hortons (Canada)	5,700	296,625
		2,168,325
RETAIL 1.0%
Nordstrom	17,700	976,686
Ross Stores(a)	15,300	988,380
		1,965,066
SPECIALTY RETAIL 0.8%
PetSmart(a)	7,000	482,860
Tiffany & Co.	16,100	996,268
		1,479,128
TOTAL CONSUMER—CYCLICAL		10,819,691
CONSUMER—NON-CYCLICAL 5.0%
AGRICULTURE 1.2%
Philip Morris International(a)	26,000	2,338,440
BEVERAGE 0.7%
PepsiCo	19,900	1,408,323
COSMETICS/PERSONAL CARE 0.7%
Procter & Gamble Co.	17,900	1,241,544
RETAIL 2.4%
Costco Wholesale Corp.(a)	14,100	1,411,763
CVS Caremark Corp.(a)	40,400	1,956,168

	Number of Shares	Value
Wal-Mart Stores	16,000	$1,180,800
		4,548,731
TOTAL CONSUMER— NON-CYCLICAL		9,537,038
ENERGY 6.3%
OIL & GAS 5.7%
Apache Corp.(a)	13,700	1,184,639
Chevron Corp.(a)	25,200	2,937,312
Devon Energy Corp.	24,100	1,458,050
Exxon Mobil Corp.(a)	29,600	2,706,920
Marathon Petroleum Corp.	21,500	1,173,685
Occidental Petroleum Corp.(a)	15,800	1,359,748
		10,820,354
OIL & GAS SERVICES 0.6%
Schlumberger Ltd.	16,500	1,193,445
TOTAL ENERGY		12,013,799
FINANCIAL 7.7%
BANKS 2.4%
Bank of New York Mellon Corp.(a)	17,500	395,850
Comerica(a)	30,400	943,920
US Bancorp	38,400	1,317,120
Wells Fargo & Co.	53,300	1,840,449
		4,497,339
CREDIT CARD 0.8%
American Express Co.(a)	26,900	1,529,534
DIVERSIFIED FINANCIAL SERVICES 2.7%
BlackRock	4,100	731,030
Citigroup(a)	33,200	1,086,304
Franklin Resources(a)	2,200	275,154
Goldman Sachs Group	5,000	568,400
JPMorgan Chase & Co.(a)	64,000	2,590,720
		5,251,608
INSURANCE 1.8%
Aflac(a)	15,500	742,140
Chubb Corp.(a)	10,300	785,684
Power Corp. (Canada)	24,600	598,047

	Number of Shares	Value
Prudential Financial(a)	23,600	$1,286,436
		3,412,307
TOTAL FINANCIAL		14,690,788
HEALTH CARE 5.6%
BIOTECHNOLOGY 0.3%
Amgen(a)	6,300	531,216
HEALTH CARE PROVIDERS & SERVICES 1.0%
UnitedHealth Group(a)	34,200	1,895,022
HEALTHCARE PRODUCTS 2.0%
Becton Dickinson & Co.	10,600	832,736
Covidien PLC (Ireland)	28,900	1,717,238
Johnson & Johnson	15,000	1,033,650
Patterson Cos.	7,800	267,072
		3,850,696
PHARMACEUTICAL 2.3%
Abbott Laboratories(a)	21,200	1,453,472
Merck & Co.	33,900	1,528,890
Pfizer	54,400	1,351,840
		4,334,202
TOTAL HEALTH CARE		10,611,136
INDUSTRIALS 5.2%
AEROSPACE & DEFENSE 1.7%
General Dynamics Corp.(a)	7,000	462,840
L-3 Communications Holdings	13,100	939,401
Lockheed Martin Corp.	8,000	747,040
United Technologies Corp.	15,100	1,182,179
		3,331,460
DIVERSIFIED MANUFACTURING 1.2%
Eaton Corp.(a)	4,900	231,574
General Electric Co.	53,400	1,212,714
Parker Hannifin Corp.(a)	9,000	752,220
		2,196,508
ELECTRICAL EQUIPMENT 0.7%
Emerson Electric Co.	25,800	1,245,366
MACHINERY 0.2%
Finning International (Canada)	16,200	392,847

	Number of Shares	Value
TRANSPORTATION 1.4%
Norfolk Southern Corp.	19,100	$1,215,333
United Parcel Service(a)	19,400	1,388,458
		2,603,791
TOTAL INDUSTRIALS		9,769,972
MATERIALS 1.5%
CHEMICALS 0.8%
Dow Chemical Co.(a)	12,000	347,520
Ecolab(a)	4,000	259,240
Potash Corp. of Saskatchewan (Canada)	21,800	947,527
		1,554,287
METALS & MINING 0.7%
Allegheny Technologies	8,000	255,200
Freeport-McMoRan Copper & Gold	12,300	486,834
Newmont Mining Corp.(a)	8,900	498,489
		1,240,523
TOTAL MATERIALS		2,794,810
REAL ESTATE 48.2%
DIVERSIFIED 3.4%
American Assets Trust	26,062	698,201
Coresite Realty Corp.	17,400	468,756
Forest City Enterprises, Class A(a),(b)	32,200	510,370
Vornado Realty Trust	59,401	4,814,451
		6,491,778
HEALTH CARE 5.0%
HCP	92,328	4,106,749
Health Care REIT	13,825	798,394
LTC Properties	14,700	468,195
Ventas	66,200	4,120,950
		9,494,288
HOTEL 3.0%
Chesapeake Lodging Trust	42,842	851,271
Hersha Hospitality Trust	131,339	643,561
Host Hotels & Resorts	44,468	713,711
Hyatt Hotels Corp., Class A(b)	29,912	1,200,967
Pebblebrook Hotel Trust	30,600	715,734
Starwood Hotels & Resorts Worldwide	9,400	544,824

	Number of Shares	Value
Strategic Hotels & Resorts Worldwide(b)	160,465	$964,395
		5,634,463
INDUSTRIALS 3.5%
DCT Industrial Trust	134,501	870,221
Prologis	137,089	4,802,228
STAG Industrial	62,650	1,018,689
		6,691,138
OFFICE 5.9%
Alexandria Real Estate Equities	19,600	1,440,992
Boston Properties	17,730	1,961,115
Brookfield Office Properties (Canada)	75,600	1,251,936
Corporate Office Properties Trust	39,414	944,754
Douglas Emmett	49,830	1,149,578
Highwoods Properties	21,900	714,378
Hudson Pacific Properties	40,207	743,829
Kilroy Realty Corp.	25,429	1,138,711
SL Green Realty Corp.	23,741	1,900,942
		11,246,235
OFFICE/INDUSTRIALS 0.4%
PS Business Parks	10,500	701,610
RESIDENTIAL—APARTMENT 9.0%
American Campus Communities	26,985	1,184,102
Apartment Investment & Management Co.	64,061	1,664,945
AvalonBay Communities	15,300	2,080,647
BRE Properties	24,000	1,125,360
Colonial Properties Trust	66,600	1,401,930
Education Realty Trust	43,439	473,485
Equity Residential	56,571	3,254,530
Essex Property Trust	12,800	1,897,472
Home Properties	15,376	942,088
Mid-America Apartment Communities	20,800	1,358,448
UDR	65,900	1,635,638
		17,018,645
SELF STORAGE 3.2%
CubeSmart	55,300	711,711
Extra Space Storage	28,500	947,625
Public Storage	24,100	3,353,997

	Number of Shares	Value
Sovran Self Storage	18,600	$1,076,010
		6,089,343
SHOPPING CENTERS 13.4%
COMMUNITY CENTER 4.5%
Acadia Realty Trust	28,898	717,248
DDR Corp.	63,100	969,216
Federal Realty Investment Trust	18,394	1,936,888
Kimco Realty Corp.	94,800	1,921,596
Ramco-Gershenson Properties Trust	35,523	445,103
Regency Centers Corp.	39,410	1,920,449
Retail Properties of America	51,527	583,286
		8,493,786
FREE STANDING 0.5%
National Retail Properties	31,300	954,650
REGIONAL MALL 8.4%
General Growth Properties	157,940	3,076,671
Glimcher Realty Trust	140,100	1,480,857
Simon Property Group	71,671	10,880,375
Taubman Centers	6,100	468,053
		15,905,956
TOTAL SHOPPING CENTERS		25,354,392
SPECIALTY 1.4%
Digital Realty Trust	19,719	1,377,372
DuPont Fabros Technology	26,032	657,308
Rayonier	14,600	715,546
		2,750,226
TOTAL REAL ESTATE		91,472,118
TECHNOLOGY 10.8%
COMPUTERS 3.0%
Apple	5,600	3,736,656
International Business Machines Corp.	9,700	2,012,265
		5,748,921
INTERNET SERVICE PROVIDER 0.8%
Google(b)	1,900	1,433,550
SEMICONDUCTORS 0.4%
Avago Technologies Ltd. (Singapore)	6,600	230,109

	Number of Shares	Value
Intel Corp.	26,500	$601,020
		831,129
SERVICES 1.2%
Visa, Class A(a)	17,100	2,296,188
SOFTWARE 2.9%
Microsoft Corp.	58,200	1,733,196
Oracle Corp.(a)	77,300	2,434,177
Symantec Corp.(b)	73,200	1,317,600
		5,484,973
TELECOMMUNICATION EQUIPMENT 2.5%
Cisco Systems(a)	90,800	1,733,372
Harris Corp.	10,200	522,444
QUALCOMM(a)	38,700	2,418,363
		4,674,179
TOTAL TECHNOLOGY		20,468,940
TELECOMMUNICATION SERVICES 1.5%
AT&T(a)	44,900	1,692,730
Rogers Communications (Canada)	30,100	1,218,574
		2,911,304
UTILITIES 1.4%
ELECTRIC UTILITIES 0.6%
NextEra Energy	16,700	1,174,511
MULTI-UTILITIES 0.8%
Wisconsin Energy Corp.(a)	37,400	1,408,858
TOTAL UTILITIES		2,583,369
TOTAL COMMON STOCK (Identified cost—$144,536,715)		187,672,965
SHORT-TERM INVESTMENTS 1.2%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(c)	1,200,157	1,200,157
Federated Government Obligations Fund, 0.02%(c)	1,150,140	1,150,140
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,350,297)		2,350,297

			Value

TOTAL INVESTMENTS (Identified cost—$146,887,012)	100.1%		$190,023,262

WRITTEN CALL OPTIONS	(0.1)%		(166,190)

LIABILITIES IN EXCESS OF OTHER ASSETS	0.0%		(28,793)

NET ASSETS (Equivalent to $15.04 per share based on 12,621,954 shares of common stock outstanding)	100.0%		$189,828,279

		Number of Contracts
WRITTEN CALL OPTIONS (0.1)%
S&P 500 Index, USD Strike Price 1,465, 10/20/12		187	$(121,550)
S&P 500 Index, USD Strike Price 1,470, 10/20/12		96	(44,640)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$472,665)			$(166,190)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is pledged in connection with written option contracts. $11,849,349 in aggregate has been pledged to brokers.

(b) Non-income producing security.

(c) Rate quoted represents the seven-day yield of the fund.

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale price, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options quotations are valued by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment manager to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$187,672,965	$187,672,965	$—	$—
Money Market Funds	2,350,297	—	2,350,297	—
Total Investments(a)	$190,023,262	$187,672,965	$2,350,297	$—
Written call options	(166,190)	(166,190)	—	—
Total Other Financial Instruments(a)	$(166,190)	$(166,190)	$—	$—

Cohen & Steers Dividend Majors Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2012:

Written call options	$(166,190)

Options:  The Fund writes call options on an index and may write put options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in options written during the nine months ended September 30, 2012, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2011	336	$687,168
Options written	2,997	5,810,621
Options terminated in closing transactions	(3,050)	(6,025,124)
Options outstanding at September 30, 2012	283	$472,665

Note 3. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$146,887,012
Gross unrealized appreciation	$44,459,193
Gross unrealized depreciation	(1,322,943)
Net unrealized appreciation	$43,136,250

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012